ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Additional Information - Condensed Financial Statements
Schedule of Information of Condensed Balance Sheets

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	5,094	652	93
Amounts due from related parties	368,891	273,715	39,319
Prepaid expenses and other current assets	863	2,349	337
Total current assets	374,848	276,716	39,749

Non-current assets:
Property and equipment, net	—	—	—
Intangible assets, net	—	—	—
Investment in subsidiaries	—	—	—
Total non-current assets	—	—	—

Total assets	374,848	276,716	39,749

LIABILITIES
Current liabilities:
Amounts due to related parties	41,559	85,358	12,261
Accrued and other liabilities	27,553	27,082	3,891
Borrowing from third party, current	41,179	-	—
Total current liabilities	110,291	112,440	16,152

Non-current liabilities:
Long-term borrowing from third party	—	—	—
Total non-current liabilities	—	—	—

Total liabilities	110,291	112,440	16,152

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2018 and 2019)	—	—	—
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 38,756,289 and 38,858,199 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	728	730	105
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	90	90	13
Additional paid-in capital	3,507,123	3,508,745	504,000
Accumulated deficit	(3,251,689)	(3,351,630)	(481,432)
Accumulated other comprehensive income	8,305	6,341	911
Total shareholders’ equity	264,557	164,276	23,597

Total liabilities and shareholders’ equity	374,848	276,716	39,749

Schedule of Information of Condensed Statement of Operations

	Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
Cost of revenues
- Educational program and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
GROSS LOSS	—	—	—	—
Operating expenses:
Selling and marketing	—	—	—	—
General and administrative	(13,457)	(1,097)	(12,380)	(1,778)
Research and development	—	—	—	—
Total operating expenses	(13,457)	(1,097)	(12,380)	(1,778)

OPERATING LOSS	(13,457)	(1,097)	(12,380)	(1,778)
Share of income (loss) from subsidiaries	59,933	44,864	(159,282)	(22,878)
OTHER EXPENSE
Interest income (expense), net	2	117	(267)	(38)
Other (expense) income, net	(15)	1,106	71,988	10,338
Income tax	—	—	—	—
NET INCOME (LOSS)	46,463	44,990	(99,941)	(14,356)

Schedule of Information of Condensed Statement of Cash Flows

	Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(18,255)	(86)	57,044	8,194
Cash flows from investing activities	(1,556)	(2,619)	—	—
Cash flows from financing activities	18,667	7,476	(61,485)	(8,832)
Effects of exchange rate changes on cash and cash equivalents	—	—	—	—
Net change in cash and cash equivalents	(1,144)	4,771	(4,441)	(638)
Cash,cash equivalents and restricted cash at beginning of year	1,467	323	5,094	731
Cash,cash equivalents and restricted cash at end of year	323	5,094	653	93

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities